Consolidated Statements Of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares		Dec. 31, 2018 CNY (¥) ¥ / shares shares		Dec. 31, 2017 CNY (¥) ¥ / shares shares		Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues	$ 92,680		¥ 637,224		¥ 165,561		¥ 12,332
Cost of revenues (including share-based compensation expenses of RMB 1,257, RMB 1,341 and RMB 667 for the years ended December 31, 2016, 2017 and 2018, respectively)	(25,414)		(174,731)		(57,691)		(27,503)
Gross (loss)/profit	67,266		462,493		107,870		(15,171)
Operating expenses:
Sales and marketing expenses (including share-based compensation expenses of RMB 839, RMB 2,380 and RMB 6,637 for the years ended December 31, 2016, 2017 and 2018, respectively)	(102,598)		(705,414)		(283,055)		(28,534)
Research and development expenses (including share-based compensation expenses of RMB 2,285, RMB 3,800 and RMB 27,114 for the years ended December 31, 2016, 2017 and 2018, respectively)	(22,566)		(155,154)		(53,162)		(30,013)
General and administrative expenses (including share-based compensation expenses of RMB 139, RMB 997 and RMB 11,055 for the years ended December 31, 2016, 2017 and 2018, respectively)	(9,515)		(65,423)		(19,807)		(8,754)
Total operating expenses	(134,679)		(925,991)		(356,024)		(67,301)
Loss from operations	(67,413)		(463,498)		(248,154)		(82,472)
Interest income	397		2,732		934		2,671
Foreign exchange related (losses)/gains, net	(604)		(4,156)		7,144		(9,840)
Change in fair value of short-term investment | ¥					750		59
Other income, net	148		1,016		2,172		413
Loss before income tax expenses	(67,472)		(463,906)		(237,154)		(89,169)
Income tax expense	(3,514)		(24,160)		(5,606)
Net loss	(70,986)		(488,066)		(242,760)		(89,169)
Accretion of convertible redeemable preferred shares	(4,075)		(28,017)		(26,817)		(15,149)
Net loss attributable to LAIX Inc.'s ordinary shareholders	(75,061)		(516,083)		(269,577)		(104,318)
Net loss	(70,986)		(488,066)		(242,760)		(89,169)
Other comprehensive income/(loss) -Foreign currency translation adjustment, net of nil tax	2,386		16,403		(24,982)		12,995
Comprehensive loss	$ (68,600)		¥ (471,663)		¥ (267,742)		¥ (76,174)
Net loss per Class A and Class B ordinary shares -Basic and diluted | (per share)	$ (2.79)		¥ (19.17)		¥ (13.59)		¥ (5.28)
Weighted average number of Class A and Class B ordinary shares used in per share calculation -Basic and Diluted | shares	26,921,735	[1]	26,921,735	[1]	19,834,535	[1]	19,770,990	[1]
Series A Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares	$ (288)		¥ (1,978)		¥ (3,105)		¥ (3,601)
Series B Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares	(1,475)		(10,140)		(12,565)		¥ (11,548)
Series C Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares	$ (2,312)		¥ (15,899)		¥ (11,147)

[1]	Considering that the holder of Preferred Shares has no contractual obligation to participate in the Company's losses, any losses from the Group should not be allocated to the Preferred Shares.